JPMorgan Strategic Income Opportunities Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Strategic Income Opportunities Fund	Feb. 28, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 473
Expense Example, No Redemption, 3 Years	702
Expense Example, No Redemption, 5 Years	949
Expense Example, No Redemption, 10 Years	1,656
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	153
Expense Example, No Redemption, 3 Years	495
Expense Example, No Redemption, 5 Years	861
Expense Example, No Redemption, 10 Years	1,758
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	77
Expense Example, No Redemption, 3 Years	261
Expense Example, No Redemption, 5 Years	462
Expense Example, No Redemption, 10 Years	$ 1,040